Pension and Postretirement Expense Level 4 (Details) - Weighted Average Rates used to Determine Net Periodic Pension Expense - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 2
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.40%	4.20%	3.30%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	6.10%	7.20%	4.30%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.70%	4.40%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	0.00%	0.00%	0.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%	7.30%	8.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	2.20%	3.60%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.00%	3.00%	3.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	3.80%	4.80%	4.80%